Intangible and goodwill, net	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible and goodwill, net
9.	Intangible and goodwill, net

(a)	Intangible assets
The movement of intangible assets and amortization for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023								2022	2021
Description	Software	Software development	Relationship with clients	Brand	Database	Other intangible	Goodwill (b and c)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	1,305,807	206,420	110,042	82,546	97,016	227,580	669,075	2,698,486	1,908,144	1,748,222
Acquisition of Izipay, Note 1(d)	—	—	—	—	—	—	—	—	569,850	—
Additions	189,444	85,575	—	—	—	5,369	—	280,388	227,270	170,528
Transfers	105,019	(104,979)	—	—	—	(40)	—	—	—	—
Disposals and write-offs, Note 21(a)	—	—	—	—	—	(3,842)	—	(3,842)	(6,778)	(10,606)

Balance as of December 31	1,600,270	187,016	110,042	82,546	97,016	229,067	669,075	2,975,032	2,698,486	1,908,144

Amortization
Balance as of January 1	(942,142)	—	(8,253)	—	(7,276)	(107,613)	—	(1,065,284)	(863,395)	(705,637)
Amortization of the year	(183,981)	—	(11,004)	—	(9,702)	(18,328)	—	(223,015)	(202,401)	(157,758)
Disposals and write-offs	—	—	—	—	—	387	—	387	512	—

Balance as of December 31	(1,126,123)	—	(19,257)	—	(16,978)	(125,554)	—	(1,287,912)	(1,065,284)	(863,395)

Net book value	474,147	187,016	90,785	82,546	80,038	103,513	669,075	1,687,120	1,633,202	1,044,749

Management assesses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2023, 2022 and 2021.

(b)	Goodwill of Seguros Sura:
In 2017, IFS acquired 99.39 percent of Seguros Sura’s capital stock and 99.42 percent of Hipotecaria Sura’s capital stock. In March 2018, Interseguro merged with Seguro Sura, using the method of absorption, originating the transfer of all the assets and liabilities of Seguros Sura to the absorbing company and extinguishing without having to liquidate.
The goodwill resulting from the purchase of Seguros Sura and Hipotecaria Sura equivalent to S/430,646,000 represents the future synergies that are expected to arise from the combination of operations, distribution channels, workforce and other efficiencies not included in the intangible assets of the present value of acquired in-force business.
The goodwill recorded by the Group has been allocated to the CGU (cash generated unit) comprised of the merged entity.
The recoverable amount for the CGU was determined based on the income approach, specifically the dividend discount model.
As of December 31, 2023 and 2022, the key assumptions used for the calculation of fair value are:

•	Perpetuity growth rate: 6.3% (2023) and 4.5% (2022)

•	Discount rate: 14.3% (2023) and 12.5% (2022)
10-year cash flows plus an estimation of the value at perpetuity were included in the dividend discount model. The estimated growth rates are based on the historical performance and the expectations of Management over the development of the market. Long-term perpetuity growth rate was determined based on reports from the sector.
The discount rate represents the assessment of the CGU specific risks. The discount rate was established considering the Company’s capital structure, the cost of capital coming from the benefits that the Group’s investors expect to obtain, from the specific risk incorporated by applying comparable individual beta factors adapted to the CGU’s debt structure and from the country and market specific risk premiums for the CGU. Beta factors are assessed on an annual basis using available market information.
The key assumptions described above can change if the market conditions and the economy change. As of December 31, 2023 and 2022, the Group estimates that the reasonableness of possible changes in these assumptions would not make the recoverable amount of the CGU decrease to an amount lower than its book value.
(c)	Goodwill and indefinite-lived intangible of Izipay:
In April 2022, IFS acquired 50 percent of Izipay, through the method of step acquisitions, adjusting at fair value the previous participation held by IFS in Izipay through its Subsidiary Interbank (50 percent).
The goodwill resulting from the acquisition of Izipay, equivalent to S/ 238,429,000, represents the future synergies that are expected to arise from the combination of operations and other efficiencies not included in the intangibles of the current value of the ongoing business. The value of the brand resulting from the acquisition of Izipay was equivalent to S/82,546,000.
The goodwill and the indefinite-lived brand recorded by the Group has been assigned to the CGU (cash-generating unit) consisting of the acquired entities, Izipay.
The recoverable amount for the CGU has been determined based on the method of discounted cash flows.
As of December 31, 2023, the key assumptions used for the calculation of the fair value are the following:

•	Perpetual growth rate: 3.0% (2023 and 2022)

•	Discount rate: 13.95% (2023) and 13.65% (2022)
5-year cash flows plus an estimation of the value at perpetuity were included in the model of discounted cash flows. The estimated growth rates are based on the historical performance and the expectations of Management over the market development. The long-term perpetual growth rate has been determined considering the upper target range of inflation established by the BCRP.
The discount rate represents the assessment of the CGU’s specific risks. The discount rate was originated considering the data obtained from market information sources.
The key assumptions described before can change if market conditions and the economy change. As of December 31, 2023 and 2022, the Group estimates that the reasonableness of these possible changes in these assumptions would not originate that the recoverable amount of the CGU decreases below its book value.